Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $10.0 in 2023 and $10.2 in 2022)	$ 9.3	$ 9.2
Short-term investments	1.6	1.6
Total investments	10.9	10.8
Cash and cash equivalents	0.7	0.4
Reinsurance recoverables (net of allowances for credit losses of $0.3 and $0.5 at December 31, 2023 and 2022, respectively)	437.3	452.7
Other assets	2.6	2.7
Assets held in separate accounts	10.2	10.1
Total assets	461.7	476.7
Liabilities
Future policy benefits and expenses	420.9	434.9
Unearned premiums	1.9	2.0
Claims and benefits payable	15.7	17.1
Deferred gain on disposal of businesses	0.4	0.6
Accounts payable and other liabilities	0.5	0.2
Liabilities related to separate accounts	10.2	10.1
Total liabilities	449.6	464.9
Commitments and contingencies (Note 13)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	10.7	10.7
Retained earnings (deficit)	0.0	(0.2)
Accumulated other comprehensive income	(0.6)	(0.7)
Total stockholder's equity	12.1	11.8
Total liabilities and stockholder's equity	$ 461.7	$ 476.7